Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Amounts Recognized In The Statement of Financial Position
Amounts recognized in the Statement of Financial Position

	2020	2019
Right-of-use assets	4,183	5,132
(-) Depreciation of right-of-use assets	(1,988)	(1,273)
Right-of-use assets	2,195	3,859

Lease liabilities (current)	780	1,209
Lease liabilities (non-current)	802	1,888
Lease liabilities	1,582	3,097

Summary of Amounts Recognized In The Statement of Profit Or Loss	Amounts recognized in the statement of profit or loss

	2020	2019	2018
Depreciation of right-of-use assets	(1,026)	(1,273)	—
Interest on lease liabilities	(869)	(918)	—